LONG-TERM DEBT (Details Narrative) - USD ($)		6 Months Ended
	Jul. 25, 2022	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Interest expense on long-term debt		$ 6,168	$ 0
White River [Member]
Restructuring Cost and Reserve [Line Items]
Amount ARO acquired acquisition	$ 143,801